Financial Instruments - Disclosure of Financial Liabilities Current and Non-current (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Current	R$ 140,111	R$ 187,386
Trade payables	831	1,039
Labor and social security obligations	106,299	40,724
Lease liabilities	22,304	19,828
Accounts payable	10,677	125,795
Non-current	63,240	86,404
Lease liabilities	63,240	86,371
Accounts payable	0	33
Financial liabilities	R$ 203,351	R$ 273,790